Lease - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease
Cash payments for operating leases	¥ 31,866	¥ 29,962
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 74,582	¥ 3,735